Basis of Financial Statements - Income Tax (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Effective tax rate, percent	24.40%	54.40%
Tax Cuts And Jobs Act Of 2017, change in judgment, tax deductibility of legal settlements, income tax expense			$ 21